Note Payable (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s note payable consists of the following:

	December 31,
(Dollars in Thousands)	2020	2019
Note payable	$34,125	$35,000
Less debt issuance costs	(466)	(600)
Less current portion	(875)	(875)
Note payable, net	$32,784	$33,525
The Company’s Credit Facilities consists of the following:

(Dollars in Thousands)	September 30, 2021	December 31, 2020
Note payable	$33,469	$34,125
Less debt issuance costs	(930)	(466)
Less current portion	(875)	(875)
Note payable, net	$31,664	$32,784

Schedule of Maturities of Long-term Debt
Annual aggregate principal payments applicable to long-term debt for years subsequent to December 31, 2020 are as follows:

Year ending December 31:	(Dollars in Thousands)
2021	$875
2022	1,750
2023	2,625
2024	28,875
2025	—
Total	$34,125
Annual aggregate principal payments applicable to the note payable for years subsequent to September 30, 2021 are as follows:

(Dollars in Thousands)
Remainder of 2021	$219
2022	875
2023	875
2024	1,313
2025	1,750
Thereafter	28,437
Total	$33,469